Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative instruments
Summary of reconciliation of change in fair value of derivative instruments

The following table reconciles the change in the fair value of Vermilion’s derivative instruments:

	Year Ended
	Dec 31, 2021	Dec 31, 2020
Fair value of contracts, beginning of year	(119,772)	(10,991)
Reversal of opening contracts settled during the year	112,679	12,811
Realized (loss) gain on contracts settled during the year	(327,384)	109,093
Unrealized loss during the year on contracts outstanding at the end of the year	(293,773)	(113,766)
Net receipt from counterparties on contract settlements during the year	327,385	(109,093)
Unrealized loss on derivatives designated as cash flow hedges	—	(7,826)
Fair value of contracts, end of year	(300,865)	(119,772)
Comprised of:
Current derivative asset	19,321	16,924
Current derivative liability	(268,973)	(130,919)
Non-current derivative asset	—	2,451
Non-current derivative liability	(51,213)	(8,228)
Fair value of contracts, end of year	(300,865)	(119,772)

Summary of loss (gain) on derivative instruments

The loss (gain) on derivative instruments for 2021 and 2020 were comprised of the following:

	Year Ended
	Dec 31, 2021	Dec 31, 2020
Realized loss (gain) on contracts settled during the year	327,384	(109,093)
Reversal of opening contracts settled during the year	(112,679)	(12,811)
Unrealized loss on contracts outstanding at the end of the year	293,773	113,766
Loss (gain) on derivative instruments	508,478	(8,138)